Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 1,837	$ 2,861
Restricted Cash	118	117
Short-term deposit	2,046	2,253
Marketable debt securities	5,940	7,528
Other receivables	135	480
Total current assets	10,076	13,239
Right of use assets		42
Property and equipment, net		83
Investment in associate at fair value	3,265	3,265
Total non-current assets	3,265	3,390
Total assets	13,341	16,629
Current liabilities
Trade payables	1,203	1,879
Other payables	351	871
Total current liabilities	1,554	2,750
Stockholders’ equity
Ordinary shares par value NIS 0.15 per share; Authorized 20,000,000; Issued and outstanding: 6,358,747 shares as of June 30, 2024 and 5,045,324 shares as of December 31, 2023	263	209
Additional paid-in capital	207,305	207,076
Accumulated other comprehensive loss	(435)	(454)
Accumulated deficit	(195,346)	(192,952)
Total stockholders’ equity	11,787	13,879
Total liabilities and stockholders’ equity	$ 13,341	$ 16,629